Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Current assets:
Cash and cash equivalents	$ 106,847	$ 53,699
Accounts receivable, less allowances of $787 and $766 at December 28, 2014 and December 29, 2013, respectively	23,666	19,453
Inventories	223,404	209,502
Prepaid expenses and other current assets	26,532	17,938
Deferred income taxes	22,419	20,747
Total current assets	402,868	321,339
Property, plant, and equipment:
Land	11,165	10,394
Buildings and improvements	23,938	20,441
Leasehold improvements	176,114	119,306
Fixtures and equipment	203,473	148,271
Construction in progress	7,344	5,541
Property, plant, and equipment, gross	422,034	303,953
Less accumulated depreciation and amortization	115,350	59,961
Property, plant, and equipment, net	306,684	243,992
Capitalized software, net of accumulated amortization of $9,486 and $5,168 at December 28, 2014 and December 29, 2013, respectively	10,403	12,664
Other intangible assets, net	325,289	328,865
Goodwill	611,242	611,242
Deferred financing costs, net	5,894	8,272
Equity investment in joint venture	11,924	10,948
Other assets	54,988	62,219
Total assets	1,729,292	1,599,541
Current liabilities:
Accounts payable	184,897	153,644
Accrued salaries and wages	28,582	22,337
Accrued expenses	72,667	69,174
Current portion of long-term debt		7,200
Total current liabilities	286,146	252,355
Long-term debt, less current portion and debt discount	588,117	698,991
Deferred income taxes	125,673	151,232
Postretirement and postemployment benefits	127,004	84,155
Other long-term liabilities	85,144	70,949
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; Authorized shares - 10,000,000 Issued and outstanding shares - none
Common stock, $0.001 par value; Authorized shares - 340,000,000 Issued and outstanding shares - 73,755,388 and 57,171,190 at December 28, 2014 and December 29, 2013, respectively	74	57
Additional paid-in capital	489,550	311,935
Retained earnings (deficit)	32,001	(1,117)
Accumulated other comprehensive (loss) income	(4,417)	30,984
Total stockholders' equity	517,208	341,859
Total liabilities and stockholders' equity	$ 1,729,292	$ 1,599,541